Pensions and other post-employment benefits - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net defined benefit
Total	€ 624	€ 414	€ 388
Defined benefit plans and post-employment benefits plans
Net defined benefit
Return on plan assets, excluding amounts included in interest income	2,476	2,291	(987)
Gain from change in demographic assumptions	288	813	80
(Loss)/gain from change in financial assumptions	(2,007)	(2,391)	1,298
Experience gain	100	71	79
Change in asset ceiling, excluding amounts included in interest expense	(233)	(370)	(82)
Total	€ 624	€ 414	€ 388